Schedule of Investments PIMCO Corporate & Income Opportunity Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 33.6%
AI Silk Midco Ltd. 8.351% (Euribor 6MO + 5.000%) due 03/04/2031 ~	EUR	2,200	$2,441
Alliant Holdings Intermediate LLC TBD% due 09/19/2031		$5,900	5,874
Altar Bidco, Inc. 10.399% (TSFR3M + 5.600%) due 02/01/2030 ~		3,450	3,368
Altice France SA
9.185% (Euribor 3MO + 5.500%) due 08/15/2028 ~	EUR	199	168
10.801% (TSFR3M + 5.500%) due 08/15/2028 ~		$16,501	12,417
AP Core Holdings LLC 10.460% due 09/01/2027		33,957	31,168
BDO U.S.A. PC 10.845% due 08/31/2028 «		6,824	6,893
Cohesity
TBD% due 03/08/2031 «µ		2,209	2,209
TBD% due 03/08/2031 «		20,900	20,900
Comexposium 4.969% (EUR012M + 4.000%) due 03/28/2026 «~	EUR	24,800	31,747
ConnectWise LLC 8.365% due 09/29/2028		$2,194	2,195
CoreWeave Compute Acquisition Co. LLC TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		27,000	27,016
Delta 2 Lux SARL TBD% due 09/10/2031		2,787	2,792
Delta Topco, Inc. 8.198% due 11/30/2029		3,791	3,789
Diamond Sports Group LLC TBD% due 05/25/2026 «		15,374	12,782
Encina Private Credit LLC TBD% - 9.027% due 11/30/2025 «µ		5,569	5,461
Envision Healthcare Corp. 13.203% due 11/03/2028 «		24,212	25,059
EPIC Y-Grade Services LP 11.068% (TSFR3M + 5.750%) due 06/29/2029 ~		3,400	3,395
Finastra U.S.A., Inc.
TBD% due 09/13/2029 «µ		282	282
TBD% due 09/13/2029 «		2,704	2,728
First Advantage Holdings LLC TBD% due 09/19/2031 «		5,900	5,882
First Brands Group LLC 10.514% due 03/30/2027		29,138	28,882
Forward Air Corp. 9.752% due 12/19/2030		6,874	6,837
Galaxy U.S. Opco, Inc. 10.002% due 04/29/2029		5,586	4,701
Gateway Casinos & Entertainment Ltd.
12.531% due 10/18/2027	CAD	9,071	6,807
13.221% due 10/15/2027		$15,143	15,370
GIP II Blue Holding LP 8.595% due 09/29/2028		1	1
Gray Television, Inc. 10.451% due 06/04/2029		7,382	7,107
iHeartCommunications, Inc. 8.210% due 05/01/2026		2,010	1,737
Ivanti Software, Inc. 9.833% due 12/01/2027		25,411	21,661
J & J Ventures Gaming LLC 9.960% (TSFR1M + 5.000%) due 04/26/2028 «~		3,210	3,211
Jane Street Group LLC TBD% due 01/26/2028		1,000	1,000
JetBlue Airways Corp. 10.517% - 13.000% (PRIME + 4.500%) due 08/27/2029 ~		8,000	7,852
Lealand Finance Co. BV 7.960% due 06/30/2027		189	102
Lealand Finance Co. BV (5.969% Cash and 3.000% PIK) 8.969% due 12/31/2027 (c)		2,331	893
LifePoint Health, Inc. 10.054% (TSFR3M + 4.750%) due 11/16/2028 ~		9,936	9,944
Magenta Security Holdings LLC
11.366% due 07/27/2028		283	289
11.626% due 07/27/2028		1,307	395
12.126% due 07/27/2028		297	282
12.376% due 07/27/2028		376	264

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

MarketBidco Ltd. 8.292% (Euribor 3MO + 4.750%) due 11/04/2027 ~	EUR	1,393	1,544
Modena Buyer LLC 9.104% due 07/01/2031		$7,600	7,294
MPH Acquisition Holdings LLC 9.569% due 09/01/2028		21,697	16,458
Nvent Thermal LLC TBD% due 09/12/2031		1,400	1,400
Obol France 3 SAS 8.580% (Euribor 6MO + 4.750%) due 12/31/2025 ~	EUR	14,192	15,224
Poseidon Bidco SASU 8.345% (Euribor 3MO + 5.000%) due 03/13/2030 ~		6,500	5,612
Promotora de Informaciones SA 8.898% (Euribor 3MO + 5.220%) due 12/31/2026 ~		43,000	47,466
Promotora de Informaciones SA (6.648% Cash and 5.000% PIK) 11.648% (Euribor 3MO + 2.970%) due 06/30/2027 «~(c)		1,639	1,743
Proofpoint, Inc. 7.845% due 08/31/2028		$595	596
Raising Cane's Restaurants LLC 7.014% due 09/18/2031		1,200	1,202
Rockpoint Gas Storage Partners LP TBD% due 09/12/2031		5,900	5,883
SCUR-Alpha 1503 GmbH
9.136% (Euribor 3MO + 5.500%) due 03/29/2030 ~	EUR	5,400	5,847
10.752% due 03/29/2030		$8,373	8,003
Steenbok Lux Finco 2 SARL 10.000% due 06/30/2026	EUR	65,121	23,872
Subcalidora 2 SARL 9.095% (Euribor 3MO + 5.750%) due 08/14/2029 «~		18,000	19,636
Syniverse Holdings, Inc. 11.604% due 05/13/2027		$41,232	40,825
Team Health Holdings, Inc. 10.502% due 03/02/2027		6,960	6,676
TransDigm, Inc.
7.104% due 02/28/2031		3	3
7.320% (PRIME + 1.500%) due 01/19/2032 ~		5,700	5,684
U.S. Renal Care, Inc. 9.960% due 06/20/2028		46,035	42,145
Unicorn Bay 13.000% due 12/31/2026 «	HKD	134,619	17,424
Univision Communications, Inc. 8.460% due 01/31/2029		$5,700	5,582
Upfield BV 8.178% (Euribor 6MO + 4.500%) due 01/03/2028 ~	EUR	7,400	8,242
Varsity Brands, Inc. 8.821% due 08/26/2031		$6,000	5,967
Veritas U.S., Inc. 9.960% due 09/01/2025		9,884	9,302
Wesco Aircraft Holdings, Inc. TBD% - 13.445% (TSFR3M + 8.600%) due 10/31/2024 «~		15,294	16,370
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		1,398	916
White Cap Buyer LLC 8.095% due 10/19/2029		1,800	1,789
Windstream Services LLC
8.945% due 02/23/2027 «		14,910	14,910
11.195% due 09/21/2027		7,352	7,367

Total Loan Participations and Assignments (Cost $688,144)			670,883

CORPORATE BONDS & NOTES 39.2%
BANKING & FINANCE 11.6%
Adler Financing SARL 12.500% due 12/31/2028 (c)	EUR	14,845	17,225
Adler Real Estate AG 3.000% due 04/27/2026		400	425
Alamo Re Ltd.
12.296% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		$600	622
15.796% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		300	316
Alliant Holdings Intermediate LLC
6.500% due 10/01/2031		4,800	4,856
7.375% due 10/01/2032		4,700	4,771
American Assets Trust LP 6.150% due 10/01/2034 (k)		1,000	1,012
Armor Holdco, Inc. 8.500% due 11/15/2029 (k)		14,000	13,454
Armor RE Ltd. 14.852% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		250	261
Banca Monte dei Paschi di Siena SpA 8.000% due 01/22/2030 •	EUR	1,609	1,808
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •(k)		$1,800	1,910
Barclays PLC
5.851% due 03/21/2035 •	GBP	800	1,084

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

6.224% due 05/09/2034 •(k)		$2,980	3,212
6.692% due 09/13/2034 •(k)		1,500	1,669
7.437% due 11/02/2033 •(k)		4,870	5,624
Bayou Re Ltd. 13.046% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		300	311
BGC Group, Inc. 6.600% due 06/10/2029		1,300	1,345
BOI Finance BV 7.500% due 02/16/2027 (k)	EUR	7,100	7,499
BPCE SA
5.936% due 05/30/2035 •		$800	838
7.003% due 10/19/2034 •(k)		6,000	6,723
CaixaBank SA
6.037% due 06/15/2035 •(k)		700	744
6.840% due 09/13/2034 •(k)		1,300	1,451
Cape Lookout Re Ltd. 12.546% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		2,200	2,248
CI Financial Corp. 7.500% due 05/30/2029		4,900	5,112
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(d)		300	24
3.125% due 10/22/2025 ^(d)		200	15
4.800% due 08/06/2030 ^(d)		200	15
6.150% due 09/17/2025 ^(d)		200	16
Cousins Properties LP 5.875% due 10/01/2034		200	205
Credit Suisse AG AT1 Claim		6,636	846
Deutsche Bank AG
4.999% due 09/11/2030 •		700	704
5.403% due 09/11/2035 •		500	503
East Lane Re Ltd. 13.796% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		300	301
EPR Properties
3.750% due 08/15/2029 (k)		100	94
4.500% due 06/01/2027 (k)		400	394
4.950% due 04/15/2028 (k)		200	198
Essential Properties LP 2.950% due 07/15/2031 (k)		500	436
Everglades Re II Ltd.
15.046% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		1,500	1,566
16.046% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		1,500	1,562
17.296% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		1,500	1,568
F&G Annuities & Life, Inc. 6.500% due 06/04/2029 (k)		600	618
Gateway Re Ltd. 4.546% (T-BILL 1MO) due 12/23/2028 ~		300	295
GSPA Monetization Trust 6.422% due 10/09/2029		3,983	4,016
Hampton Roads PPV LLC 6.171% due 06/15/2053 (k)		1,800	1,830
Hestia Re Ltd. 14.626% (T-BILL 1MO + 10.080%) due 04/22/2025 ~		1,878	1,756
Host Hotels & Resorts LP 5.500% due 04/15/2035 (k)		2,300	2,334
Hudson Pacific Properties LP
3.250% due 01/15/2030		300	228
3.950% due 11/01/2027 (k)		200	181
4.650% due 04/01/2029 (k)		400	333
5.950% due 02/15/2028 (k)		1,100	1,010
Integrity Re Ltd.
21.546% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		1,100	1,167
27.546% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		1,100	1,182
Intesa Sanpaolo SpA
7.200% due 11/28/2033 (k)		1,400	1,595
8.248% due 11/21/2033 •(k)		14,304	16,617
Janus Henderson U.S. Holdings, Inc. 5.450% due 09/10/2034		7,400	7,370
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	1,300	1,400
Long Walk Reinsurance Ltd. 14.296% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		$1,900	1,937
Longleaf Pine Re Ltd. 22.046% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		350	381
Pebblebrook Hotel LP 6.375% due 10/15/2029 (b)		700	705
Polestar Re Ltd.
15.046% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		850	850
17.796% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		2,200	2,274
Purple Re Ltd. 13.546% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		400	413
Radian Group, Inc. 6.200% due 05/15/2029 (k)		1,400	1,464
Sammons Financial Group, Inc. 6.875% due 04/15/2034 (k) (% Unless Noted Otherwise)		1,100	1,178
Sanders Re Ltd. 17.546% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		3,241	2,877

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

SantanderHoldings USA, Inc. 5.353% due 09/06/2030 •(k)		1,800	1,820
Service Properties Trust
8.375% due 06/15/2029 (k)		3,700	3,699
8.875% due 06/15/2032 (k)		4,100	3,920
Societe Generale SA 6.691% due 01/10/2034 •(k)		7,100	7,693
SVB Financial Group
1.800% due 02/02/2031 ^(d)		3,224	1,888
2.100% due 05/15/2028 ^(d)		500	293
3.125% due 06/05/2030 ^(d)		500	293
3.500% due 01/29/2025 ^(d)		200	117
4.345% due 04/29/2028 ^(d)		1,300	761
4.570% due 04/29/2033 ^(d)		4,200	2,461
Synchrony Financial 5.935% due 08/02/2030 •		4,800	4,933
Titanium 2l Bondco SARL 6.250% due 01/14/2031 (c)	EUR	21,922	6,882
Torrey Pines Re Ltd.
10.602% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$500	517
11.852% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		400	413
13.602% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		400	412
UBS Group AG
5.699% due 02/08/2035 •(k)		1,200	1,267
5.959% due 01/12/2034 •(k)		4,700	5,028
6.537% due 08/12/2033 •(k)		2,300	2,540
Uniti Group LP
6.000% due 01/15/2030 (k)		20,566	17,566
10.500% due 02/15/2028 (k)		10,171	10,865
Ursa Re Ltd. 13.796% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		2,300	2,404
VICI Properties LP
3.875% due 02/15/2029 (k)		3,700	3,547
5.750% due 04/01/2034 (k)		300	314
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^(d)		9,368	0
Winston RE Ltd.
14.796% (T-BILL 3MO + 10.250%) due 02/26/2031 ~		280	293
16.296% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		1,700	1,787
Yosemite Re Ltd. 15.197% (T-BILL 3MO + 10.595%) due 06/06/2025 ~		1,790	1,869

			230,560

INDUSTRIALS 23.8%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		69	65
5.250% due 10/01/2030 (k)		916	919
Altice France Holding SA
8.000% due 05/15/2027	EUR	10,000	3,479
10.500% due 05/15/2027		$19,600	6,799
Altice France SA
3.375% due 01/15/2028	EUR	700	553
4.000% due 07/15/2029		1,800	1,409
5.125% due 01/15/2029		$2,600	1,828
5.125% due 07/15/2029		2,400	1,690
5.500% due 01/15/2028		2,600	1,893
5.500% due 10/15/2029		4,000	2,806
5.875% due 02/01/2027	EUR	700	614
8.125% due 02/01/2027		$1,100	900
Avient Corp. 6.250% due 11/01/2031		900	923
Avis Budget Car Rental LLC 8.250% due 01/15/2030		2,400	2,457
Azelis Finance NV 4.750% due 09/25/2029	EUR	1,200	1,361
Bayer U.S. Finance LLC
6.375% due 11/21/2030 (k)		$200	214
6.500% due 11/21/2033 (k)		400	433
Boeing Co. 6.259% due 05/01/2027 (k)		800	827
British Airways Pass-Through Trust 4.250% due 05/15/2034		47	45
Burberry Group PLC 5.750% due 06/20/2030	GBP	4,529	5,856
Carvana Co. (11.000% Cash and 13.000% PIK) 24.000% due 06/01/2030 (c)		$5,176	5,546
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (c)		20,401	23,683
CDW LLC 5.550% due 08/22/2034 (k)		700	717
Choice Hotels International, Inc. 5.850% due 08/01/2034		500	516
Cimpress PLC 7.375% due 09/15/2032		700	707

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

ConnectFinco SARL 9.000% due 09/15/2029		2,900	2,810
CVS Pass-Through Trust 7.507% due 01/10/2032 (k)		1,167	1,245
DISH DBS Corp.
5.250% due 12/01/2026		22,392	20,735
5.750% due 12/01/2028		31,300	27,406
Ecopetrol SA 8.375% due 01/19/2036		620	634
Essent Group Ltd. 6.250% due 07/01/2029		900	939
Exela Intermediate LLC (5.750% Cash and 5.750% PIK) 11.500% due 04/15/2026 (c)		141	24
Ford Motor Co. 7.700% due 05/15/2097 (k)		17,631	19,227
GN Bondco LLC 9.500% due 10/15/2031 (k)		11,400	12,010
Greene King Finance PLC 6.899% due 12/15/2034 ~	GBP	350	402
Gulfport Energy Corp. 6.750% due 09/01/2029		$1,100	1,114
HCA, Inc. 7.500% due 11/15/2095 (k)		4,516	5,173
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (k)		33,857	32,478
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	6,940	7,851
JetBlue Airways Corp. 9.875% due 09/20/2031 (k)		$21,680	22,857
LABL, Inc. 8.625% due 10/01/2031 (b)		1,990	1,977
LD Celulose International GmbH 7.950% due 01/26/2032 (b)		700	719
LifePoint Health, Inc. 11.000% due 10/15/2030 (k)		3,600	4,067
Market Bidco Finco PLC 4.750% due 11/04/2027 (k)	EUR	1,800	1,929
Matador Resources Co. 6.250% due 04/15/2033		$1,200	1,183
Mativ Holdings, Inc. 8.000% due 10/01/2029 (b)		1,200	1,226
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 (k)		4,750	3,187
11.750% due 10/15/2028		300	296
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (k)		21,100	20,001
Noble Finance LLC 8.000% due 04/15/2030		2,600	2,685
NPC Ukrenergo 6.875% due 11/09/2028 (c)		1,000	638
OEG Finance PLC 7.250% due 09/27/2029	EUR	4,700	5,335
Olympus Water U.S. Holding Corp. 5.375% due 10/01/2029		6,300	6,610
Performance Food Group, Inc. 6.125% due 09/15/2032		$1,500	1,535
Perrigo Finance Unlimited Co.
5.375% due 09/30/2032	EUR	1,500	1,702
6.125% due 09/30/2032		$1,400	1,412
Petroleos Mexicanos
6.700% due 02/16/2032 (k)		9,094	8,159
6.840% due 01/23/2030 (k)		2,300	2,131
Phinia, Inc. 6.625% due 10/15/2032		900	908
Post Holdings, Inc. 6.250% due 10/15/2034 (b)		800	807
Prime Healthcare Services, Inc. 9.375% due 09/01/2029		7,700	7,949
Rivian Holdings LLC 11.359% due 10/15/2026 •		2,800	2,835
Royal Caribbean Cruises Ltd. 5.625% due 09/30/2031		2,100	2,129
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(d)	GBP	1,500	1,404
Service Corp. International 5.750% due 10/15/2032		$2,370	2,389
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		65	60
4.100% due 10/01/2029		54	51
Thames Water Utilities Finance PLC 6.500% due 02/09/2032	GBP	100	99
Topaz Solar Farms LLC
4.875% due 09/30/2039 (k)		$3,409	3,085
5.750% due 09/30/2039 (k)		19,656	19,556
TransDigm, Inc. 6.000% due 01/15/2033		5,700	5,785

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

U.S. Renal Care, Inc. 10.625% due 06/28/2028		3,751	3,291
United Airlines Pass-Through Trust
2.700% due 11/01/2033 (k)		162	145
4.150% due 02/25/2033		68	66
Univision Communications, Inc. 8.500% due 07/31/2031		4,800	4,815
Vale SA 0.000% due 12/29/2049 ~(i)	BRL	250,000	15,374
Venture Global LNG, Inc.
9.500% due 02/01/2029 (k)		$7,279	8,204
9.875% due 02/01/2032 (k)		5,260	5,848
Viridien
7.750% due 04/01/2027 (k)	EUR	13,419	14,787
7.750% due 04/01/2027		900	992
8.750% due 04/01/2027 (k)		$8,648	8,435
Wayfair LLC 7.250% due 10/31/2029 (b)		1,000	1,027
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^«(c)(d)		62,397	52,557
Windstream Escrow LLC 7.750% due 08/15/2028		17,165	17,193
Yinson Boronia Production BV 8.947% due 07/31/2042		3,500	3,748
YPF SA 8.750% due 09/11/2031		4,800	4,875

			474,351

UTILITIES 3.8%
Centrais Eletricas Brasileiras SA 6.500% due 01/11/2035		3,000	3,014
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041		2,000	2,089
FORESEA Holding SA
7.500% due 06/15/2030 (k)		562	538
7.500% due 06/15/2030		784	751
NGD Holdings BV 6.750% due 12/31/2026		1,112	829
Oi SA (10.000% Cash or 6.000% PIK) 10.000% due 06/30/2027 (c)		31,027	26,994
Oi SA (8.500% PIK) 8.500% due 12/31/2028 (c)		62,700	6,270
Pacific Gas & Electric Co.
4.000% due 12/01/2046 (k)		1,006	801
4.300% due 03/15/2045 (k)		257	215
4.450% due 04/15/2042 (k)		2,491	2,171
4.750% due 02/15/2044 (k)		8,891	7,944
Pampa Energia SA 7.950% due 09/10/2031		4,800	4,880
Peru LNG SRL 5.375% due 03/22/2030 (k)		16,955	15,651
Qwest Corp. 7.375% due 05/01/2030		6,900	4,757

			76,904

Total Corporate Bonds & Notes (Cost $853,911)			781,815

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
DISH Network Corp. 3.375% due 08/15/2026		5,900	4,778

Total Convertible Bonds & Notes (Cost $5,900)			4,778

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050		640	601
4.214% due 06/01/2050		2,400	1,871

			2,472

MICHIGAN 0.3%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		6,460	5,158

PUERTO RICO 0.4%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2051		13,429	8,796

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	78,700	7,746

Total Municipal Bonds & Notes (Cost $23,629)		24,172

U.S. GOVERNMENT AGENCIES 1.2%
Fannie Mae
3.000% due 01/25/2042 (a)	84	3
3.500% due 02/25/2033 (a)	696	52
4.500% due 07/25/2050 (a)(k)	3,981	898
5.000% due 02/25/2036 ~(a)	170	22
Freddie Mac
0.000% due 02/15/2036 - 03/15/2044 •(k)	9,795	8,523
0.000% due 03/15/2043 •	69	49
1.643% due 02/15/2034 •(a)	731	78
3.000% due 12/25/2050 (a)(k)	6,589	1,127
3.500% due 10/15/2035 (a)(k)	755	70
6.155% due 11/25/2055 «~	13,283	9,035
12.945% due 12/25/2027 •	3,497	3,616
Ginnie Mae
1.675% due 01/20/2042 •(a)	718	83
3.500% due 09/16/2041 - 06/20/2042 (a)	311	36

Total U.S. Government Agencies (Cost $24,806)		23,592

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.0%
Adjustable Rate Mortgage Trust
5.309% due 05/25/2036 •	1,405	582
6.119% due 01/25/2035 •	1,990	1,838
Atrium Hotel Portfolio Trust
6.824% due 06/15/2035 •(k)	6,200	6,194
6.894% due 12/15/2036 •(k)	12,835	12,460
Banc of America Funding Trust
5.209% due 06/26/2036 •	3,995	3,452
5.500% due 01/25/2036	19	19
6.000% due 07/25/2037	295	249
BCAP LLC Trust
3.970% due 03/27/2036 ~	2,107	1,476
4.485% due 03/26/2037 þ	1,154	1,757
4.943% due 02/26/2036 ~	1,200	1,114
7.000% due 12/26/2036 ~	1,737	1,134
Bear Stearns ALT-A Trust
4.560% due 08/25/2036 ~	2,092	998
4.645% due 08/25/2046 ~	2,405	1,689
5.080% due 11/25/2036 ~	456	236
5.435% due 11/25/2034 ~	161	155
5.464% due 09/25/2035 ~	387	197
Bear Stearns Asset-Backed Securities Trust 5.369% due 04/25/2037 •	6,626	5,457
Benchmark Mortgage Trust 2.852% due 02/15/2054 ~	8,388	4,747
Beneria Cowen & Pritzer Collateral Funding Corp. 6.408% due 06/15/2038 •(k)	450	409
BFLD Trust
8.161% due 10/15/2035 •	930	76
8.911% due 10/15/2035 •	4,700	260
9.411% due 10/15/2035 •	4,400	92
Braemar Hotels & Resorts Trust 7.669% due 06/15/2035 •	4,225	4,151
CALI Mortgage Trust 3.957% due 03/10/2039 (k)	8,200	7,635
CD Mortgage Trust 5.688% due 10/15/2048	506	475
Chase Mortgage Finance Trust
4.815% due 12/25/2035 ~	6	6
6.000% due 02/25/2037	1,190	468
6.000% due 03/25/2037	277	154
6.000% due 07/25/2037	1,016	464
Citigroup Commercial Mortgage Trust 5.590% due 12/10/2049 ~	189	119
Citigroup Mortgage Loan Trust
4.708% due 04/25/2037 ~	1,173	1,032
4.713% due 03/25/2037 ~	219	185
5.602% due 11/25/2035 ~	9,918	5,203
6.000% due 11/25/2036 ~	8,672	5,233
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037	1,050	963
Colony Mortgage Capital Ltd.
6.909% due 11/15/2038 •	1,125	1,068
7.258% due 11/15/2038 •	4,100	3,855
7.954% due 11/15/2038 •	3,150	2,753
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ~	1,330	712

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

CountrywideAlternative Loan Trust
0.281% due 04/25/2037 •(a)		13,305	1,186
3.413% due 02/25/2036 •		774	664
4.450% due 06/25/2037 ~		623	578
5.495% due 03/20/2046 •		2,337	1,999
5.500% due 03/25/2035		376	161
5.500% due 09/25/2035		2,772	1,872
5.509% due 08/25/2035 •		207	105
5.750% due 01/25/2035		188	186
5.750% due 02/25/2035		311	211
6.000% due 02/25/2035		409	344
6.000% due 04/25/2036		1,169	562
6.000% due 05/25/2036		2,738	1,393
6.000% due 02/25/2037		1,975	1,027
6.000% due 04/25/2037		4,002	1,879
6.000% due 08/25/2037 •		6,366	3,209
6.250% due 10/25/2036		1,382	836
6.250% due 12/25/2036 •		2,343	1,040
6.500% due 08/25/2036		657	218
6.500% due 09/25/2036		311	161
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037		407	171
6.000% due 04/25/2036		233	135
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036		904	483
6.611% due 07/15/2038 •		1,000	908
9.794% due 07/15/2032 •		2,227	2,176
DBGS Mortgage Trust
3.843% due 04/10/2037		1,000	907
6.606% due 10/15/2036 •(k)		1,000	977
Eurosail PLC
6.449% due 06/13/2045 •	GBP	4,487	4,875
9.099% due 06/13/2045 •		1,394	1,547
First Horizon Alternative Mortgage Securities Trust 6.250% due 11/25/2036		$940	265
Freddie Mac
10.780% due 01/25/2034 •		5,000	5,636
12.780% due 10/25/2041 •		900	971
13.080% due 11/25/2041 •		12,228	13,274
GS Mortgage Securities Corp. Trust
4.744% due 10/10/2032 ~		9,200	9,078
6.344% due 07/15/2035 •(k)		1,298	982
8.497% due 08/15/2039 •(k)		2,600	2,607
GSR Mortgage Loan Trust
4.173% due 03/25/2037 ~		1,161	623
4.771% due 11/25/2035 ~		384	317
Hilton USA Trust 2.828% due 11/05/2035 (k)		2,100	1,807
HomeBanc Mortgage Trust 6.169% due 03/25/2035 •		59	36
IndyMac IMSC Mortgage Loan Trust 6.500% due 07/25/2037		6,499	2,027
JP Morgan Alternative Loan Trust 4.133% due 03/25/2037 ~		3,781	3,109
JP Morgan Chase Commercial Mortgage Securities Trust
5.693% due 04/15/2037 •(k)		976	950
6.203% due 04/15/2037 •		5,858	5,663
6.751% due 06/15/2038 •		1,100	1,039
7.235% due 10/05/2040 (k)		1,600	1,719
8.394% due 02/15/2035 •		4,919	4,747
JP Morgan Mortgage Trust
4.515% due 06/25/2036 ~		272	187
5.334% due 01/25/2037 ~		337	288
5.541% due 02/25/2036 ~		772	529
6.217% due 10/25/2035 ~		9	9
Lehman Mortgage Trust 6.000% due 07/25/2037		31	29
Lehman XS Trust 5.409% due 06/25/2047 •		1,281	1,270
MASTR Alternative Loan Trust 6.750% due 07/25/2036		2,815	1,019
Merrill Lynch Mortgage Investors Trust 4.243% due 03/25/2036 ~		1,630	802
Morgan Stanley Bank of America Merrill Lynch Trust 3.708% due 05/15/2046 ~		1,641	1,525
Morgan Stanley Capital Trust 7.011% due 12/15/2036 •(k)		8,125	730
Natixis Commercial Mortgage Securities Trust
3.917% due 11/15/2032 ~		877	836
3.917% due 11/15/2032 ~(k)		7,797	7,056
New Orleans Hotel Trust 6.733% due 04/15/2032 •		2,200	2,099
NYO Commercial Mortgage Trust
6.306% due 11/15/2038 •(k)		1,000	972
7.756% due 11/15/2038 •		2,500	2,311

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

RBSSPResecuritization Trust
5.189% due 10/27/2036 •		3,609	1,106
5.632% due 08/27/2037 •		8,000	3,814
Residential Accredit Loans, Inc. Trust
5.349% due 08/25/2036 •		274	270
5.429% due 05/25/2037 •		151	125
6.000% due 08/25/2036		257	216
6.000% due 05/25/2037		924	748
Residential Asset Securitization Trust
5.750% due 02/25/2036		293	107
6.000% due 02/25/2037		1,466	610
6.250% due 09/25/2037		4,631	1,954
Residential Funding Mortgage Securities, Inc. Trust 4.960% due 02/25/2037 ~		1,337	921
SG Commercial Mortgage Securities Trust 2.937% due 03/15/2037		3,400	3,133
Structured Adjustable Rate Mortgage Loan Trust
4.635% due 01/25/2036 ~		3,647	2,058
5.235% due 07/25/2035 ~		731	630
5.528% due 11/25/2036 ~		1,844	1,426
Structured Asset Mortgage Investments Trust 5.089% due 08/25/2036 •		65	57
SunTrust Adjustable Rate Mortgage Loan Trust
5.606% due 02/25/2037 ~		140	121
5.842% due 04/25/2037 ~		164	95
6.036% due 02/25/2037 ~		1,345	1,204
VASA Trust 6.111% due 07/15/2039 •(k)		1,000	927
Wachovia Mortgage Loan Trust LLC 1.925% due 08/25/2036 •		2,180	757
WaMu Mortgage Pass-Through Certificates Trust
3.966% due 10/25/2036 ~		572	496
4.155% due 07/25/2037 ~		361	322
4.168% due 02/25/2037 ~		446	381
5.064% due 07/25/2037 ~		769	686
Washington Mutual Mortgage Pass-Through Certificates Trust
5.963% due 05/25/2047 •		64	70
6.000% due 10/25/2035		830	649
6.000% due 03/25/2036		908	875
6.000% due 02/25/2037		2,237	1,875
WSTN Trust
7.958% due 07/05/2037 ~(k)		3,700	3,875
8.748% due 07/05/2037 ~		3,700	3,837
10.174% due 07/05/2037 ~		3,000	3,065

Total Non-Agency Mortgage-Backed Securities (Cost $240,616)			219,799

ASSET-BACKED SECURITIES 7.0%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	632
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.319% due 03/25/2033 •		$30	29
Apidos CLO 0.000% due 01/20/2031 ~		8,800	3,183
Belle Haven ABS CDO Ltd. 8.750% due 07/05/2046 •		324,260	675
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	726
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	1,102
0.000% due 10/22/2031 ~		3,000	380
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	700	130
Countrywide Asset-Backed Certificates Trust
5.236% due 07/25/2035 ~		$7,025	5,633
5.314% due 05/25/2037 •		7,564	5,651
Crown City CLO 0.000% due 04/20/2035 ~		1,600	862
Dryden CLO Ltd. 0.000% due 07/17/2031 ~		14,311	3,443
First Franklin Mortgage Loan Trust 5.289% due 10/25/2036 •		2,640	1,754
Fremont Home Loan Trust
5.119% due 01/25/2037 •		5,093	2,336
5.449% due 02/25/2036 •		12,518	8,451
Glacier Funding CDO Ltd. 8.770% due 08/04/2035 •		7,164	717
GreenSky Home Improvement Trust
5.870% due 06/25/2059		900	919
6.360% due 06/25/2059		500	513
GSAMP Trust 5.109% due 12/25/2036 •		1,245	675
Home Equity Mortgage Loan Asset-Backed Trust 5.129% due 07/25/2037 •		2,339	1,287
JP Morgan Mortgage Acquisition Trust 6.330% due 07/25/2036 þ		95	27

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

LNRCDO Ltd. 5.646% due 02/28/2043 •		3,114	24
Long Beach Mortgage Loan Trust 5.569% due 01/25/2036 •		3,748	3,417
MAN GLG U.S. CLO Ltd. 0.000% due 07/15/2034 ~		1,100	704
Marble Point CLO Ltd. 0.000% due 01/22/2052 ~		5,200	2,966
Marlette Funding Trust 0.000% due 09/17/2029 «(g)		15	53
Merrill Lynch Mortgage Investors Trust
3.940% due 03/25/2037 þ		5,894	1,252
5.289% due 04/25/2037 •		1,445	731
Morgan Stanley ABS Capital, Inc. Trust 5.119% due 10/25/2036 •		5,410	2,937
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ~		2,105	1,194
N-Star REL CDO Ltd. 5.735% due 02/01/2041 •		220	0
Orient Point CDO Ltd. 5.853% due 10/03/2045 •		114,425	33,263
Pagaya AI Debt Selection Trust
3.270% due 05/15/2029		4,048	3,872
8.491% due 06/16/2031		6,198	6,340
PRET LLC 8.112% due 11/25/2053 þ		892	906
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		11,496	2,998
7.238% due 09/25/2037 þ		7,656	3,208
Securitized Asset-Backed Receivables LLC Trust 5.389% due 03/25/2036 •		12,073	11,471
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		8	3,277
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		7	1,359
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(g)		3	711
0.000% due 10/15/2048 «(g)		3	801
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(g)		3,226	301
Structured Asset Investment Loan Trust 5.944% due 06/25/2035 •		3,719	3,341
Taberna Preferred Funding Ltd.
5.864% due 12/05/2036 •		9,615	8,413
5.884% due 08/05/2036 •		8,228	7,406

Total Asset-Backed Securities (Cost $229,280)			140,070

SOVEREIGN ISSUES 5.8%
Argentina Government International Bond
0.750% due 07/09/2030 þ		9,119	5,129
1.000% due 07/09/2029		1,352	881
3.500% due 07/09/2041 þ		17,491	8,011
4.125% due 07/09/2035 þ		9,460	4,443
4.125% due 07/09/2046 þ		115	58
5.000% due 01/09/2038 þ(k)		22,691	11,958
Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	244,700	4,154
13.000% due 01/30/2026		283,460	4,835
Dominican Republic International Bond
10.750% due 06/01/2036		297,600	5,275
11.250% due 09/15/2035		152,800	2,799
Egypt Government International Bond 6.375% due 04/11/2031	EUR	800	749
El Salvador Government International Bond
0.250% due 04/17/2030 (a)		$7,000	162
9.250% due 04/17/2030		7,000	6,976
Ghana Government International Bond
6.375% due 02/11/2027 ^(d)		1,100	577
7.875% due 02/11/2035 ^(d)		1,300	692
8.750% due 03/11/2061 ^(d)		400	215
10.750% due 10/14/2030		800	552
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,600	1,280
6.950% due 08/12/2031		8,600	2,484
Romania Government International Bond
5.125% due 09/24/2031	EUR	4,180	4,678
5.250% due 05/30/2032		2,300	2,573
5.375% due 03/22/2031 (k)		3,340	3,813
5.625% due 02/22/2036		1,350	1,494
5.625% due 05/30/2037		2,700	2,971
6.375% due 09/18/2033 (k)		2,600	3,111
Russia Government International Bond
5.625% due 04/04/2042		$13,400	9,179
5.875% due 09/16/2043		200	137

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

TurkeyGovernment International Bond
50.000% due 09/06/2028 ~	TRY	490,700	14,220
51.594% due 05/20/2026 ~		700	21
51.594% due 08/19/2026 ~		500	15
51.594% due 05/17/2028 ~		98,200	2,854
Ukraine Government International Bond
0.000% due 02/01/2030 þ(h)		$766	336
0.000% due 02/01/2034 þ(h)		2,861	979
0.000% due 02/01/2035 þ(h)		2,418	1,060
0.000% due 02/01/2036 þ(h)		2,015	875
1.750% due 02/01/2029 þ		3,298	1,944
1.750% due 02/01/2034 þ		3,769	1,681
1.750% due 02/01/2035 þ		3,287	1,429
1.750% due 02/01/2036 þ		3,663	1,575
Venezuela Government International Bond
6.000% due 06/30/2049		490	60
8.250% due 10/13/2024 ^(d)		70	10
9.250% due 09/15/2027 ^(d)		598	95

Total Sovereign Issues (Cost $112,918)			116,340

		SHARES
COMMON STOCKS 7.7%
COMMUNICATION SERVICES 1.8%
Clear Channel Outdoor Holdings, Inc.(e)		1,167,686	1,868
iHeartMedia, Inc. 'A'(e)		275,106	509
iHeartMedia, Inc. 'B'«(e)		213,502	356
Promotora de Informaciones SA 'A'(e)		1,233,318	446
Syniverse Holdings, Inc.«(j)		5,981,903	5,820
Windstream Units«(e)		1,181,266	27,414

			36,413

CONSUMER DISCRETIONARY 1.0%
Neiman Marcus Group Ltd. LLC«(e)(j)		152,491	20,029
West Marine«(e)(j)		13,000	82

			20,111

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV(e)(j)		97,336,701	0

FINANCIALS 1.3%
Banca Monte dei Paschi di Siena SpA		2,152,500	12,416
Intelsat Emergence SA«(j)		460,477	13,679
UBS Group AG		4,114	127

			26,222

HEALTH CARE 3.4%
Amsurg Equity«(e)(j)		1,271,774	68,585

INDUSTRIALS 0.2%
Drillco Holding Lux SA«(j)		76,260	1,880
Forsea Holding SA«		31,696	781
Mcdermott International Ltd.(e)		57,729	12
Westmoreland Mining Holdings«(e)(j)		44,693	39
Westmoreland Mining LLC«(e)(j)		45,087	192

			2,904

Total Common Stocks (Cost $131,916)			154,235

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/08/2028«		1,687	0

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027«		1,383	2

Total Warrants (Cost $10,164)			2

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
AGFC Capital Trust 7.313% (TSFR3M + 2.012%) due 01/15/2067 ~		1,800,000	1,182

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

BrighthouseHoldings LLC 6.500% due 07/27/2037 þ(i)	110,000	101
Compeer Financial ACA 4.875% due 08/15/2026 •(i)	4,400,000	4,268
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)	1,000,000	1,005
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)	1,698,400	2,157
SVB Financial Group
4.000% due 05/15/2026 ^(d)(i)	500,000	1
4.250% due 11/15/2026 ^(d)(i)	300,000	1
4.700% due 11/15/2031 ^(d)(i)	498,000	1

Total Preferred Securities (Cost $8,992)		8,716

REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
Uniti Group, Inc.	424,278	2,393
VICI Properties, Inc.	210,228	7,003

Total Real Estate Investment Trusts (Cost $4,199)		9,396

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
U.S. TREASURY BILLS 0.3%
4.775% due 10/17/2024 - 12/19/2024 (f)(g)(n)	$6,629	6,591

Total Short-Term Instruments (Cost $6,591)		6,591

Total Investments in Securities (Cost $2,341,066)		2,160,389

	SHARES
INVESTMENTS IN AFFILIATES 11.7%
SHORT-TERM INSTRUMENTS 11.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.7%
PIMCO Short-Term Floating NAV Portfolio III	24,025,684	233,938

Total Short-Term Instruments (Cost $233,735)		233,938

Total Investments in Affiliates (Cost $233,735)		233,938

Total Investments 120.0% (Cost $2,574,801)		$2,394,327
Financial Derivative Instruments(l)(m)(0.3)%(Cost or Premiums, net $(17,609))		(6,892)
Auction Rate Preferred Shares (0.2)%		(4,375)
Other Assets and Liabilities, net (19.5)%		(388,124)

Net Assets Applicable to Common Shareholders 100.0%		$1,994,936

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Security becomes interest bearing at a future date.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Amsurg Equity		11/02/2023 - 11/06/2023		$53,141	$68,585	3.44%
Drillco Holding Lux SA		06/08/2023		1,523	1,880	0.09
Intelsat Emergence SA		06/19/2017 - 02/23/2024		31,412	13,679	0.69
Neiman Marcus Group Ltd. LLC		09/25/2020		4,910	20,029	1.00
Steinhoff International Holdings NV		06/30/2023 - 10/30/2023		0	0	0.00
Syniverse Holdings, Inc.		05/12/2022 - 05/31/2024		5,889	5,820	0.29
West Marine		09/12/2023		187	82	0.01
Westmoreland Mining Holdings		07/29/2015 - 03/26/2019		1,161	39	0.00
Westmoreland Mining LLC		06/30/2023		299	192	0.01

				$98,522	$110,306	5.53%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

NXN	5.390%	09/16/2024	01/14/2025		(8,093)	$(8,111)
BMO	5.190	09/23/2024	11/20/2024		(15,703)	(15,721)
BOS	5.840	09/09/2024	01/09/2025		(829)	(832)
BPS	3.720	09/18/2024	TBD(2)	EUR	(3,716)	(4,142)
	5.540	08/16/2024	02/14/2025		$(5,427)	(5,469)
	5.640	08/16/2024	02/14/2025		(11,053)	(11,140)
	5.830	07/29/2024	10/29/2024		(2,890)	(2,920)
BRC	3.500	09/20/2024	TBD(2)		(3,527)	(3,531)
	4.000	09/20/2024	TBD(2)		(2,441)	(2,444)
BYR	5.320	08/20/2024	11/19/2024		(10,137)	(10,205)
	5.340	07/24/2024	11/20/2024		(3,000)	(3,034)
CDC	5.260	09/16/2024	01/14/2025		(6,963)	(6,980)
	5.390	09/16/2024	01/14/2025		(20,919)	(20,971)
	5.500	08/19/2024	11/19/2024		(3,324)	(3,346)
	5.510	09/30/2024	01/21/2025		(2,593)	(2,594)
	5.680	07/23/2024	10/23/2024		(9,993)	(10,103)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

5.680	08/27/2024	10/28/2024	(4,784)	(4,811)
5.680	09/16/2024	10/23/2024	(1,717)	(1,721)
5.800	07/26/2024	10/28/2024	(6,113)	(6,179)
5.800	08/01/2024	10/28/2024	(658)	(665)
DEU	5.150	09/20/2024	TBD(2)	(46,341)	(46,414)
5.150	09/23/2024	TBD(2)	(23,372)	(23,399)
5.590	07/29/2024	10/28/2024	(678)	(684)
5.660	08/13/2024	11/13/2024	(1,342)	(1,352)
5.790	07/29/2024	10/28/2024	(11,261)	(11,376)
IND	5.180	09/20/2024	03/06/2025	(855)	(857)
5.330	09/09/2024	03/06/2025	(17,765)	(17,823)
5.350	09/30/2024	12/17/2024	(1,243)	(1,244)
5.380	09/18/2024	12/17/2024	(380)	(381)
5.380	09/30/2024	02/18/2025	(7,259)	(7,260)
5.390	09/18/2024	12/17/2024	(558)	(559)
5.410	09/18/2024	12/17/2024	(2,288)	(2,292)
5.460	09/18/2024	12/17/2024	(2,430)	(2,434)
5.640	09/03/2024	12/02/2024	(588)	(590)
5.700	09/03/2024	12/02/2024	(602)	(604)
JPS	2.500	09/20/2024	11/12/2024	(893)	(894)
MSB	5.540	07/29/2024	01/27/2025	(13,547)	(13,692)
5.640	07/29/2024	01/27/2025	(6,950)	(7,026)
5.690	07/29/2024	01/27/2025	(682)	(689)
5.740	07/29/2024	01/27/2025	(3,068)	(3,101)
MYI	2.500	09/20/2024	TBD(2)	(434)	(435)
NOM	4.800	09/20/2024	TBD(2)	(7,246)	(7,257)
RCY	5.650	09/09/2024	10/07/2024	(8,691)	(8,721)
SOG	5.510	08/16/2024	11/18/2024	(3,918)	(3,946)
5.750	07/10/2024	10/09/2024	(23,792)	(24,107)
5.750	07/11/2024	10/09/2024	(3,190)	(3,231)
5.810	07/17/2024	10/16/2024	(7,200)	(7,288)
5.810	08/28/2024	10/16/2024	(4,836)	(4,863)
5.870	07/10/2024	10/09/2024	(266)	(270)
5.870	08/12/2024	10/09/2024	(1,049)	(1,058)
5.870	08/22/2024	10/09/2024	(3,814)	(3,839)
TDM	5.150	09/19/2024	12/18/2024	(2,245)	(2,249)
UBS	3.570	09/18/2024	TBD(2)	EUR	(5,876)	(6,549)
3.650	09/18/2024	TBD(2)	(1,511)	(1,684)
3.756	09/24/2024	12/20/2024	(10,737)	(11,960)

Total Reverse Repurchase Agreements	$(355,047)

(k)	Securities with an aggregate market value of $408,386 and cash of $481 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(306,880) at a weighted average interest rate of 5.590%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.474%	$900	$(9)	$26	$17	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.853	1,400	5	(1)	4	0	(1)

$(4)	$25	$21	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2029	$5,500	$(111)	$2	$(109)	$0	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	50,900	$868	$234	$1,102	$0	$(27)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	15,700	1,524	2,572	4,096	1	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		8,000	891	529	1,420	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		3,900	800	1,934	2,734	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		$58,200	(4)	1,677	1,673	13	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		29,400	3	842	845	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	06/17/2025		8,580	135	(183)	(48)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		4,600	2	181	183	7	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026		44,400	722	(1,666)	(944)	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		35,000	328	1,599	1,927	61	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		12,450	(2)	721	719	24	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		49,800	(123)	(2,467)	(2,590)	0	(96)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		20,600	(5)	1,141	1,136	40	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	02/17/2027		90,000	(893)	2,103	1,210	0	(173)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		6,000	(2)	334	332	12	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		19,900	(51)	(943)	(994)	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		73,900	280	(2,320)	(2,040)	0	(161)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		83,700	(7,417)	1,819	(5,598)	0	(185)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		47,100	(11)	3,878	3,867	115	0
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028		71,000	(17)	5,918	5,901	182	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		175,700	1,523	(538)	985	0	(443)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		263,700	8,727	(13,170)	(4,443)	0	(710)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		38,700	(732)	81	(651)	107	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/21/2029		384,000	353	20,684	21,037	0	(1,112)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		3,600	(60)	568	508	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031		6,100	(1)	893	892	17	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		19,700	1,152	2,140	3,292	54	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		97,600	(1,365)	12,303	10,938	253	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/09/2032		128,200	870	18,282	19,152	357	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		69,800	(9,546)	1,192	(8,354)	0	(204)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		161,500	(4,025)	499	(3,526)	0	(563)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(3)	512	509	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		19,800	(137)	5,792	5,655	56	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		28,200	(69)	9,306	9,237	75	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		29,300	(114)	9,043	8,929	80	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		9,800	(29)	2,359	2,330	29	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		17,000	1,539	5,427	6,966	40	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		144,400	962	49,049	50,011	386	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	2,200	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		1,500	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		1,800	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		4,900	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		8,200	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		4,100	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		4,000	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		8,200	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		2,600	0	(19)	(19)	0	(1)
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		1,300	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		1,300	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		700	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		3,000	0	(12)	(12)	0	(1)
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		7,100	0	(22)	(22)	0	(1)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	(418)	(86)	1	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	21,400	392	2,561	2,953	0	(60)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	17,200	1,607	1,257	2,864	0	(67)
Receive	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	1,900	149	(75)	74	0	(9)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	8,100	702	2,630	3,332	0	(62)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	39,800	480	2,324	2,804	0	(43)
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027	MXN	3,300	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027	3,700	0	0	0	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032	1,800	7	(1)	6	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032	7,400	30	(6)	24	1	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032	1,800	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032	4,300	0	(1)	(1)	1	0

$(228)	$150,474	$150,246	$1,933	$(4,044)

Total Swap Agreements	$(343)	$150,501	$150,158	$1,933	$(4,047)

Cash of $37,180 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2024	BRL	163	$29	$0	$(1)
10/2024	EUR	1,178	1,311	0	0
10/2024	HKD	29,493	3,788	0	(7)
10/2024	$30	BRL	163	0	0
10/2024	1,154	EUR	1,034	0	(3)
BPS	10/2024	BRL	6,800	$1,218	0	(30)
10/2024	EUR	43,470	48,320	30	(99)
10/2024	GBP	2,795	3,680	0	(57)
10/2024	HKD	104,937	13,472	0	(29)
10/2024	TRY	88,210	2,501	0	(54)
10/2024	$1,222	BRL	6,800	26	0
11/2024	TRY	431,647	$11,709	0	(273)
01/2025	BRL	6,872	1,222	0	(25)
BRC	10/2024	AUD	303	206	0	(3)
10/2024	BRL	85	15	0	(1)
10/2024	GBP	7,380	9,736	0	(131)
10/2024	$16	BRL	85	0	0
10/2024	2,741	TRY	97,694	84	0
11/2024	8,309	314,166	419	0
02/2025	279	11,285	11	0
CBK	10/2024	EUR	3,406	$3,788	0	(4)
10/2024	$132	IDR	2,047,358	3	0
12/2024	PEN	608	$160	0	(4)
DUB	10/2024	BRL	1,609	285	0	(10)
10/2024	$295	BRL	1,609	0	0
02/2025	PEN	6,639	$1,773	0	(16)
FAR	10/2024	$208	AUD	303	1	0
10/2024	256,431	EUR	229,319	0	(1,164)
11/2024	AUD	303	$208	0	(1)
11/2024	EUR	229,319	256,782	1,165	0
12/2024	PEN	6,790	1,789	0	(42)
GLM	10/2024	BRL	337	59	0	(2)
10/2024	DOP	380,722	6,369	45	0
10/2024	$62	BRL	337	0	0
10/2024	1,450	DOP	87,256	0	0
11/2024	DOP	283,155	$4,686	0	(6)
12/2024	158,165	2,607	0	(6)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

JPM	11/2024	$26,447	TRY	990,993	1,037	0
02/2025	642	25,862	22	0
05/2025	4,884	215,279	179	0
MBC	10/2024	GBP	1,379	$1,800	0	(43)
10/2024	$5,671	CAD	7,619	0	(37)
10/2024	11	CNY	79	0	0
10/2024	15,453	GBP	11,554	0	(6)
11/2024	CAD	7,613	$5,671	37	0
11/2024	EUR	2,147	2,406	13	0
11/2024	GBP	11,554	15,453	6	0
MYI	10/2024	EUR	194,464	216,728	261	0
10/2024	$5,622	EUR	5,056	6	0
RBC	10/2024	5,540	4,967	0	(11)
11/2024	EUR	4,967	$5,548	11	0
TOR	10/2024	CAD	7,613	5,657	27	0
UAG	12/2024	MXN	1,309	67	1	0
02/2025	$246	TRY	10,052	11	0

Total Forward Foreign Currency Contracts	$3,395	$(2,065)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Panama Government International Bond	1.000%	Quarterly	12/20/2028	1.256%	$8,500	$(351)	$269	$0	$(82)
BRC	Panama Government International Bond	1.000	Quarterly	12/20/2028	1.256	9,500	(392)	301	0	(91)
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.199	2,000	(10)	0	0	(10)
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.078	7,400	0	581	581	0
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.915	1,000	140	(33)	107	0
JPM	Banca Monte Dei Paschi Di	5.000	Quarterly	06/20/2025	0.584	EUR	300	(6)	17	11	0
MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	4.114	$2,600	(507)	214	0	(293)
MYI	Turkey Government International Bond	1.000	Quarterly	12/20/2033	3.404	3,000	(598)	106	0	(492)

$(1,724)	$1,455	$699	$(968)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$18,991	$(4,941)	$3,424	$0	$(1,517)
GST	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045	6,768	(321)	(180)	0	(501)
ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	1,607	(415)	287	0	(128)
MEI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	22,135	(5,750)	3,982	0	(1,768)
MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	24,097	(4,115)	2,190	0	(1,925)

$(15,542)	$9,703	$0	$(5,839)

Total Swap Agreements	$(17,266)	$11,158	$699	$(6,807)

(n)

Securities with an aggregate market value of $6,591 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

Investmentsin Securities, at Value
Loan Participations and Assignments	$0	$456,630	$214,253	$670,883
Corporate Bonds & Notes
Banking & Finance	0	230,560	0	230,560
Industrials	0	421,794	52,557	474,351
Utilities	0	76,904	0	76,904
Convertible Bonds & Notes
Industrials	0	4,778	0	4,778
Municipal Bonds & Notes
California	0	2,472	0	2,472
Michigan	0	5,158	0	5,158
Puerto Rico	0	8,796	0	8,796
West Virginia	0	7,746	0	7,746
U.S. Government Agencies	0	14,557	9,035	23,592
Non-Agency Mortgage-Backed Securities	0	219,799	0	219,799
Asset-Backed Securities	0	133,568	6,502	140,070
Sovereign Issues	0	116,340	0	116,340
Common Stocks
Communication Services	2,823	0	33,590	36,413
Consumer Discretionary	0	0	20,111	20,111
Financials	12,543	0	13,679	26,222
Health Care	0	0	68,585	68,585
Industrials	12	0	2,892	2,904
Warrants
Financials	0	0	2	2
Preferred Securities
Banking & Finance	0	8,716	0	8,716
Real Estate Investment Trusts
Real Estate	9,396	0	0	9,396
Short-Term Instruments
U.S. Treasury Bills	0	6,591	0	6,591

$24,774	$1,714,409	$421,206	$2,160,389
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$233,938	$0	$0	$233,938

Total Investments	$258,712	$1,714,409	$421,206	$2,394,327

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,933	0	1,933
Over the counter	0	3,513	581	4,094

$0	$5,446	$581	$6,027
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,047)	0	(4,047)
Over the counter	0	(3,033)	(5,839)	(8,872)

$0	$(7,080)	$(5,839)	$(12,919)

Total Financial Derivative Instruments	$0	$(1,634)	$(5,258)	$(6,892)

Totals	$258,712	$1,712,775	$415,948	$2,387,435

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$129,149	$42,614	$(20,681)	$223	$26	$16,650	$46,272	$0	$214,253	$1,650
Corporate Bonds & Notes
Banking & Finance	21,751	0	(21,721)	0	84	(114)	0	0	0	(1,065)
Industrials	56,781	0	0	0	0	(4,224)	0	0	52,557	(4,224)
U.S. Government Agencies	8,209	0	(37)	10	12	841	0	0	9,035	839
Non-Agency Mortgage-Backed Securities	905	18	(93)	14	6	26	0	(876)	0	0
Asset-Backed Securities	7,236	0	(1)	13	0	(717)	0	(29)	6,502	(718)
Common Stocks
Communication Services(3)	25,702	0	0	0	0	7,888	0	0	33,590	7,887
Consumer Discretionary(4)	20,686	0	0	0	0	(575)	0	0	20,111	(575)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2024 (Unaudited)

Energy	178	0	(192)	0	102	(88)	0	0	0	0
Financials	17,126	0	0	0	0	(3,447)	0	0	13,679	(3,447)
Health Care	62,958	0	0	0	0	5,627	0	0	68,585	5,627
Industrials	2,816	0	0	0	0	76	0	0	2,892	78
Warrants
Financials	3	0	0	0	0	(1)	0	0	2	(1)
Preferred Securities
Industrials	0	0	0	0	(5,586)	5,586	0	0	0	0

	$353,500	$42,632	$(42,725)	$260	$(5,356)	$27,528	$46,272	$(905)	$421,206	$6,051
Financial Derivative Instruments- Assets
Over the counter	$571	$0	$0	$0	$0	$10	$0	$0	$581	$10

Financial Derivative Instruments- Liabilities
Over the counter	$(4,580)	$2,334	$(34)	$0	$297	$(3,856)	$0	$0	$(5,839)	$(1,386)

Totals	$349,491	$44,966	$(42,759)	$260	$(5,059)	$23,682	$46,272	$(905)	$415,948	$4,675

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$61,961	Discounted Cash Flow			Discount Rate			8.080 - 99.999	28.501
		12,782	Expected Recovery			Recovery Rate			83.144	—
		17,424	Proxy Pricing			Base Price			100.000	—
		23,109	Recent Transaction			Purchase Price			100.000	—
		98,977	Third Party Vendor			Broker Quote			98.000 - 103.500	100.520
Corporate Bonds & Notes
Industrials		52,557	Comparable Companies/Discounted Cash Flow			Revenue Multiple/Discount Rate		X/ %	1.000/9.500	—
U.S. Government Agencies		9,035	Discounted Cash Flow			Discount Rate			10.872	—
Asset-Backed Securities		6,502	Discounted Cash Flow			Discount Rate			12.000 - 99.999	79.539
Common Stocks
Communication Services		27,414	Comparable Companies			EBITDA Multiple		X	4.438	—
		5,820	Discounted Cash Flow			Discount Rate			12.950	—
		35	Reference Instrument			Stock Price w/Liquidity Discount			10.000	—
Consumer Discretionary		20,029	Comparable Companies/Discounted Cash Flow			Revenue Multiple/EBITDA Multiple/Discount Rate		X/X /%	0.610/6.830/10.000	—
		82	Discounted Cash Flow/Comparable Companies			Discount Rate/Revenue multiple		%/ X	99.999	—
Financials		13,679	Comparable Companies			EBITDA Multiple		X	4.400	—
Health Care		68,585	Comparable Companies			EBITDA Multiple		X	15.500	—
Industrials		2,892	Indicative Market Quotation			Broker Quote			$0.880 - 24.656	24.656
Warrants
Financials		2	Option Pricing Model			Volatility			32.500	—
Financial Derivative Instruments- Assets
Over the counter		580	Indicative Market Quotation			Broker Quote			7.840	—
Financial Derivative Instruments- Liabilities
Over the counter		(5,839)	Indicative Market Quotation			Broker Quote			$92.00 - 99.99	97.277

Total		$415,948

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Sector type updated from Utilities and Industrials to Communication Services since prior fiscal year end.
(4)									Sector type updated from Industrials and Utilities to Consumer Discretionary since prior fiscal year end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Notes to Financial Statements (Cont.)

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$152,937	$320,947	$(240,100)	$21	$133	$233,938	$2,778	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BMO	BMO Capital Markets Corporation	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	NXN	Natixis New York
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	RCY	Royal Bank of Canada
BYR	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol
CAD	Canadian Dollar	HKD	Hong Kong Dollar	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
DOP	Dominican Peso

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	SOFR	Secured Overnight Financing Rate	TSFR1M	Term SOFR 1-Month
EUR012M	12 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate	TSFR3M	Term SOFR 3-Month
PRIME	Daily US Prime Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	TBA	To-Be-Announced
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind